Document and Entity Information	May 02, 2023
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001801777
Document Type	8-K
Document Period End Date	May 02, 2023
Entity Registrant Name	APPLIED MOLECULAR TRANSPORT INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-39306
Entity Tax Identification Number	81-4481426
City Area Code	(650)
Local Phone Number	392-0420
Entity Address, Address Line One	450 East Jamie Court
Entity Address, City or Town	South San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94080
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	AMTI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Former Address [Member]
Document And Entity Information [Line Items]
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94080